Financial Risk Management_The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
12-month expected credit losses
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	₩ 70,183,658	₩ 60,473,663
Deposits and savings	4,478,032	4,200,448
Property and equipment	10,014,552	8,644,719
Real estsate	155,769,901	147,682,808
Total	240,446,143	221,001,638
Lifetime expected credit losses
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	74,203,219	66,496,823
Deposits and savings	4,604,287	4,283,957
Property and equipment	10,652,071	9,315,529
Real estsate	167,027,311	160,953,171
Total	256,486,888	241,049,480
Financial instruments not credit-impaired
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	3,839,736	5,871,980
Deposits and savings	118,221	77,024
Property and equipment	582,109	616,318
Real estsate	10,839,595	12,828,076
Total	15,379,661	19,393,398
Financial instruments credit-impaired
Assets Held As Collateral Permitted To Be Sold Or Repledged At Fair Value Line Items [Line Items]
Guarantees	179,825	151,180
Deposits and savings	8,034	6,485
Property and equipment	55,410	54,492
Real estsate	417,815	442,287
Total	₩ 661,084	₩ 654,444